December 19, 2014
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account - II
Nationwide Destination C	333-104511
Nationwide Destination EV (2.0)	333-177316
Nationwide Destination B (2.0)	333-177439
Nationwide Destination L (2.0)	333-177581
Nationwide Destination Navigator (2.0)	333-177934
Nationwide Destination All American Gold (2.0)	333-177729
Nationwide Variable Account - 12
Waddell & Reed Advisors Select Preferred Annuity (2.0)	333-178057
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
1. the form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
2. the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-677-6123 with any questions regarding this filing.
Very truly yours,
NATIONWIDE LIFE INSURANCE COMPANY
/s/ BEN MISCHNICK
Ben Mischnick
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies